TAXATION - Components of Deferred tax (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets, non-current
Accrued expenses	¥ 298,208	$ 42,002	¥ 278,341
Customer advances and deposits	7,139	1,006	10,431
Allowance for credit losses and inventory provision	99,327	13,990	101,187
Allowance for long-term investment	3,078	434	3,078
Impairment of long-lived asset	23,675	3,335
Loss from inter-company loan forgiveness	128,959	18,163
Depreciation and amortization expense	8,476	1,194	18,961
Net operating losses carry forward	1,419,440	199,924	1,410,903
Lease liabilities	355,341	50,049	467,623
Total deferred tax assets	2,343,643	330,097	2,290,524
Valuation allowance	(1,982,678)	(279,256)	(1,818,282)
Total deferred tax assets net of valuation allowance	360,964	50,841	472,242
Deferred tax liabilities
Fair value changes of equity investments	(29,232)	(4,117)	(29,232)
Accrued revenue recognition difference	(5,016)	(707)	(3,765)
Right-of-use assets	(326,716)	(46,017)	(439,245)
Total deferred tax liabilities	(360,964)	(50,841)	(472,242)
Net tax operating losses	5,719,812	805,619	¥ 5,621,989
Undistributed earnings from PRC subsidiaries as well as VIEs	¥ 31,642	$ 4,457